Document and Entity Information	Jan. 14, 2025
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001517006
Document Type	8-K/A
Document Period End Date	Jan. 14, 2025
Entity Registrant Name	GATOS SILVER, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39649
Entity Tax Identification Number	27-2654848
Entity Address, Address Line One	925 W Georgia Street
Entity Address, Address Line Two	Suite 910
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3L2
City Area Code	(604)
Local Phone Number	424-0984
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	GATO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Description	Gatos Silver, Inc. (“Gatos Silver” or the “Company”) is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on January 14, 2025 (the “Original Filing”). The Original Filing reported the final voting results of the Company’s special meeting of stockholders held on January 14, 2025 (the “Special Meeting”). The purpose of this amendment is to update the voting results reported in the Original Filing based upon an updated final report of the Inspector of Election received following the date of the Original Filing. The updated voting results did not change the outcome of the Special Meeting, which is that the proposal to adopt the Agreement and Plan of Merger, dated as of September 5, 2024 by and among First Majestic Silver Corp., Ocelot Transaction Corporation and Gatos Silver (the “Merger Agreement”) was approved. There were 69,470,001 shares of Common Stock of Gatos Silver outstanding and entitled to vote at the Special Meeting, of which 50,394,095 shares were present in person or represented by proxy, which represented approximately 72.6% of the shares entitled to be voted and therefore a quorum was present. The following is an updated summary of the matter voted upon at the Special Meeting and the voting results for such matter.